Noncontrolling Interest - Summarizes the ownership of Units (Details) - shares	Sep. 30, 2023	Dec. 31, 2022
UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common Stock	138,063,875	128,903,392
Ownership percentage	100.00%	100.00%
Class A Common Stock [Member]
Noncontrolling Interest [Line Items]
Common Stock	13,799,230	2,984,212
Class A Common Stock [Member] | UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common Stock	13,799,230	2,984,212
Ownership percentage	9.99%	2.32%
Class V Common Stock [Member]
Noncontrolling Interest [Line Items]
Common Stock	124,264,645	125,919,180
Class V Common Stock [Member] | UP-C Units [Member]
Noncontrolling Interest [Line Items]
Common Stock	124,264,645	125,919,180
Ownership percentage	90.01%	97.68%